Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Supplementary cash flow information [Abstract]
Change in working capital
Change in working capital for the years ended December 31, 2022 and 2021 was as follows:

For the years ended December 31	2022	2021
Accounts receivable and other	$88	$245
Prepaid expenses	(2,675)	(3,776)
Accounts payable and accrued liabilities	4,588	5,700
Net change in working capital	$2,001	$2,169

Non-cash transactions	2022	2021
Additions to plant and equipment through assumption of lease liabilities	$13,632	$–
Shares issued on vesting of RSU	5,601	–
Shares issued on vesting of DSU	574	–
Shares issued on settlement of accounts payable	–	398
Derecognition of broker warrants upon expiry	–	68